POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net liability at end of year	$ 385	$ 446
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	334
Net defined benefit liability (asset) - end of year	356	334
Net asset at end of year	0	(75)
Net liability at end of year	356	409
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	2,221	2,377
Service cost	14	20
Interest cost	58	54
Participant contributions	1	2
Foreign currency exchange differences	(8)	(28)
Actuarial (gain) loss due to financial assumption changes	(600)	(89)
Actuarial (gain) loss due to demographic assumption changes	(1)	16
Actuarial experience adjustments	32	(6)
Benefits paid from plan assets	(67)	(113)
Benefits paid from employer	(11)	(12)
Net defined benefit liability (asset) - end of year	1,639	2,221
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	(1,887)	(1,755)
Interest cost	(49)	(41)
Participant contributions	(1)	(2)
Return on plan assets (excluding interest income)	561	(170)
Foreign currency exchange differences	44	7
Employer contributions	(36)	(58)
Benefits paid from plan assets	67	113
Benefits paid from employer	11	12
Administrative expenses paid from plan assets	7	7
Net defined benefit liability (asset) - end of year	(1,283)	(1,887)
Post-employment plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	37
Net defined benefit liability (asset) - end of year	29	37
Net asset at end of year	0	0
Net liability at end of year	29	37
Post-employment plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	37	52
Service cost	1	1
Interest cost	1	2
Participant contributions	2	3
Foreign currency exchange differences	0	0
Actuarial (gain) loss due to financial assumption changes	(8)	(3)
Actuarial (gain) loss due to demographic assumption changes	0	(9)
Actuarial experience adjustments	3	(3)
Benefits paid from plan assets	0	0
Benefits paid from employer	(7)	(6)
Net defined benefit liability (asset) - end of year	29	37
Post-employment plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	0	0
Interest cost	0	0
Participant contributions	(2)	(3)
Return on plan assets (excluding interest income)	0	0
Foreign currency exchange differences	0	0
Employer contributions	(5)	(3)
Benefits paid from plan assets	0	0
Benefits paid from employer	7	6
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - end of year	$ 0	$ 0